LOANS RECEIVABLE	12 Months Ended
Dec. 31, 2023
LOANS RECEIVABLE
LOANS RECEIVABLE

7.           LOANS RECEIVABLE

Beginning in August 2014, the Company initially provided secured and unsecured loans to new home and secondary home buyers. Loans made to these individuals consist of loans secured by pledged properties for consumption and property renovations use, as well as unsecured loans.

Secured loans

As of December 31, 2022 and 2023, the duration of secured loans ranged from 3 to 12 months, and had interest rates ranging from 10.6% to 12.0% per annum. As of December 31, 2022 and 2023, the total outstanding balance is US$47,859 and US$28,957, respectively.

Unsecured loans

As of December 31, 2022 and 2023, the duration of unsecured loans ranged from 3 to 12 months, and had interest rates ranging from 5.4% to 21.6% per annum. As of December 31, 2022 and 2023, the total outstanding balance is US$10,066 and US$14,389, respectively.

A summary of the Company’s loans receivables is presented as follows:

	As of December 31,
	2022	2023
	US$	US$
Total personal loans	57,925	43,346
Allowance for credit losses	(11,263)	(10,973)
Loans receivable, net	46,662	32,373

Loans Receivable – Allowance for Credit Losses and Credit Quality

Consistent with the adoption of ASU No. 2016-13 effective January 1, 2020, the allowance for credit losses is determined principally based on the past collection experience as well as consideration of current and future economic conditions and changes in the Company’s customer collection trends. All forward-looking statements are, by their nature, subject to risks and uncertainties, many of which are beyond the Company’s control. Primarily as a result of the uncertainty of macroeconomic and real estate agency business, the management updated the CECL model taking the latest available information into consideration. The major assumption (i.e. forward-looking information) and CECL model parameters (i.e. the one-year probability of default) were updated accordingly.

7.           LOANS RECEIVABLE (continued)

The activities in the provision/reversal for credit losses for the years ended December 31, 2021, 2022 and 2023, respectively, consisted of the following:

	Year Ended December 31,
	2021	2022	2023
	US$	US$	US$
Beginning balance	11,259	11,180	11,263
Provision (reversal)	(343)	1,029	(103)
Foreign currency translation adjustments	264	(946)	(187)
Ending balance	11,180	11,263	10,973

Delinquency:

The Company evaluates expected credit losses of loans receivables on a collective basis based on the past due days, the Company separates the contracts into 6 groups including current, 1-90 days past due, 91-180 days past due, 181-360 days past due, 361-720 days and over 720 days past due. The delinquency rate was 26.2% and 34.3% as at December 31, 2022 and 2023, respectively.

Credit quality indicators are updated quarterly, and the credit quality of any given customer can change during the life of the portfolio.

Loans receivable portfolio based on credit quality indicator are as follows:

	As of December 31,
	2022	2023
	US$	US$
Current	42,757	28,474
1 - 90 days past due	3,719	4,148
91 - 180 days past due	366	212
181 - 360 days past due	3,892	785
361 - 720 days past due	1,913	1,397
Over 720 days past due	5,278	8,330
	57,925	43,346